Schedule of Warrant Liability Measured Fair Value On A Recurring Basis Using Unobservable (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Balance as of beginning of period – December 31, 2021	$ 1,659,468
Fair value of warrant liability recognized upon issuance of warrants			5,161,574
Extinguishment of warrant liability upon exercise of warrants	711,024		(589,839)
Change in fair value including accrued interest	(867,930)		(2,912,267)
Balance as of end of period – December 31, 2022	$ 80,514		$ 1,659,468